Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000250990 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000250990 | 37954Y657 | Global X US Preferred ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000250990 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000250990 | 92203J407 | Vanguard Total International Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000250990 | 78464A284 | State Street SPDR Nuveen ICE High Yield Municipal ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000250990 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250990 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000250990 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000250990 | 92189H300 | VanEck J. P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000250990 | 464288414 | iShares National Muni Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250990 | Fixed Income - Other37954Y657
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250990 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000250991 | 808524201 | Schwab US Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000250991 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000250991 | 808524508 | Schwab U.S. Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000250991 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000250991 | 46138E339 | Invesco S&P 500 Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250991 | 808524607 | Schwab US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250991 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250991 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250991 | 464287473 | iShares Russell Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250991 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250991 | Equities46138G649
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250991 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000250992 | 37954Y657 | Global X US Preferred ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000250992 | 78464A284 | State Street SPDR Nuveen ICE High Yield Municipal ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000250992 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000250992 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250992 | 92189H300 | VanEck J. P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250992 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000250992 | Fixed Income - Other37954Y657
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250992 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000250993 | 921909768 | Vanguard Total International Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000250993 | 78463X509 | SPDR Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000250993 | 464286533 | iShares MSCI Emerging Markets Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250993 | 46435G524 | iShares International Dividend Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250993 | 46641Q233 | JPMorgan BetaBuilders Developed Asia Pacific-ex ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250993 | 808524888 | Schwab International Small-Cap Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250993 | 35473P686 | Franklin FTSE Taiwan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250993 | 35473P710 | Franklin FTSE South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250993 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250993 | 464286822 | iShares MSCI Mexico ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000250993 | Equities35473P744
Holdings [Line Items]
Percent of Total Investments	100.00%